MoA Conservative Allocation Fund Shareholder Fees	Dec. 31, 2025 USD ($)
MoA Conservative Allocation Fund | MoA Conservative Allocation Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0.00